Share Based Compensation	12 Months Ended
Dec. 31, 2016
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
SHARE BASED COMPENSATION

6.	SHARE BASED COMPENSATION:

The Company sponsors a share based compensation plan: the 2015 Stock Incentive Plan (“2015 Plan”). The Plan is administered by the Compensation Committee of the Board of Directors (the “Committee”). The share based compensation plan is an important component of the total compensation package offered to the Company’s key service providers, and reflects the importance that the Company places on motivating and rewarding superior results.

The purpose of the 2015 Plan is to foster and promote the long-term financial success of the Company and to increase shareholder value by attracting, motivating and retaining key employees, consultants, and outside directors, and providing such participants with a program for obtaining an ownership interest in the Company that links and aligns their personal interests with those of the Company’s shareholders, and thus, enabling such participants to share in the long-term growth and success of the Company. To accomplish these goals, the Plan permits the granting of incentive stock options, non-statutory stock options, stock appreciation rights, restricted stock, and other stock-based awards, some of which may require the satisfaction of performance-based criteria in order to be payable to participants. The Committee determines the terms and conditions of the awards, including, any vesting requirements and vesting restrictions and estimates forfeitures that may occur. The Committee may grant awards under the 2015 Plan until December 31, 2024.

Valuation and Expense Information

	Year Ended December 31,
	2016	2015	2014
Total cost of share-based payment plans	$8,013	$6,137	$8,640
Amounts capitalized in oil and gas properties and equipment	$2,451	$2,009	$3,173
Amounts charged against income, before income tax benefit	$5,562	$4,128	$5,467
Amount of related income tax benefit recognized in income before valuation allowances	$2,216	$1,645	$2,285

Securities Authorized for Issuance Under Equity Compensation Plans

As of December 31, 2016, the Company had the following securities issuable pursuant to outstanding award agreements or reserved for issuance under the Company’s previously approved stock incentive plans. Upon exercise, shares issued will be newly issued shares or shares issued from treasury.

Plan Category	Number of Securities to be Issued Upon Exercise of Outstanding Options	Weighted Average Exercise Price of Outstanding Options	Number of Securities Remaining Available for Future Issuance Under Equity Compensation Plans (Excluding Securities Reflected in the First Column)
	(000’s)		(000’s)
Equity compensation plans approved by security holders	346	$60.64	4,339
Equity compensation plans not approved by security holders	n/a	n/a	n/a
Total	346	$60.64	4,339

Changes in Stock Options and Stock Options Outstanding

The following table summarizes the changes in stock options for the three year period ended December 31, 2016:

	Number of Options	Weighted Average Exercise Price (US$)
	(000’s)
Balance, December 31, 2013	1,246	$16.97	to	$98.87

Forfeited	(513)	$33.57	to	$75.18
Exercised	(43)	$16.97	to	$25.68
Balance, December 31, 2014	690	$25.68	to	$98.87

Forfeited	(171)	$25.68	to	$75.18
Balance, December 31, 2015	519	$49.05	to	$98.87

Forfeited	(173)	$50.15	to	$75.18
Balance, December 31, 2016	346	$49.05	to	$98.87

The following table summarizes information about the stock options outstanding and exercisable at December 31, 2016:

	Options Outstanding and Exercisable
Range of Exercise Price	Number Outstanding	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Aggregate Intrinsic Value
	(000’s)	(Years)
$49.05 — $62.23	210	0.31	$54.12	$—
$51.60 — $98.87	136	1.45	$70.64	$—

The aggregate intrinsic value in the preceding tables represents the total pre-tax intrinsic value, based on the Company’s closing stock price of $7.23 per share on December 31, 2016, which would have been received by the option holders had all option holders exercised their options as of that date. There were no in-the-money options exercisable as of December 31, 2016.

The following table summarizes information about the weighted-average grant-date fair value of share options:

	2016	2015	2014
Options forfeited during the year	$25.17	$28.00	$24.40

As of December 31, 2011, all options were fully vested; therefore, no options vested during the years ended December 31, 2016, 2015 or 2014. There were no stock options exercised during the years ended December 31, 2016, 2015 and 2014.

At December 31, 2016, there was no unrecognized compensation cost related to non-vested, employee stock options as all options fully vested as of December 31, 2011.

PERFORMANCE SHARE PLANS:

Long Term Incentive Plans.    During 2015 and 2014, the Company offered a Long Term Incentive Plan (“LTIP”) in order to further align the interests of key employees with shareholders and to give key employees the opportunity to share in the long-term performance of the Company when specific corporate financial and operational goals are achieved. Each LTIP covers a performance period of three years.

Under each LTIP, the Committee establishes a percentage of base salary for each participant that is multiplied by the participant’s base salary at the beginning of the performance period and individual performance level to derive a Long Term Incentive Value as a “target” value. This “target” value corresponds to the number of shares of the Company’s common stock the participant is eligible to receive if the participant is employed by the Company through the date the award vests and if the target level for all performance measures is met. In addition, each participant is assigned threshold and maximum award levels in the event the Company’s actual performance is below or above target levels.

Time-Based Measure and Performance-Based Measures:

For each LTIP, the Compensation Committee established time-based and performance-based measures at the beginning of each three-year performance period. For the LTIP awards in 2015 and 2014, the Compensation Committee established the following performance-based measures: return on capital employed, debt level, and reserve replacement ratio. At the time the LTIP awards are awarded, the fair value of the time-based and performance-based component of the LTIP award is based on the average high and low market price of the Company’s common stock on the date of the award.

Market-Based Measure (Total Shareholder Return):

LTIP awards granted to officers during 2016 and 2015, included an additional performance metric, Total Shareholder Return. The grant-date fair value related to the market-based condition was calculated using a Monte Carlo simulation.

Valuation Assumptions

The Company estimates the fair value of the market condition related to the LTIP awards on the date of grant using a Monte Carlo simulation with the following assumptions:

	2015 LTIP	2014 LTIP
Volatility of common stock	40.1%	39.0%
Average volatility of peer companies	46.5%	n/a
Average correlation coefficient of peer companies	0.454	n/a
Risk-free interest rate	1.02%	0.66%

Stock-Based Compensation Cost:

For the year ended December 31, 2016, the Company recognized $4.7 million in pre-tax compensation expense related to the 2015 and 2014 LTIP awards. For the year ended December 31, 2015, the Company recognized $2.9 million in pre-tax compensation expense related to the 2015, 2014 and 2013 LTIP awards. For the year ended December 31, 2014, the Company recognized $6.3 million in pre-tax compensation expense related to the 2014, 2013 and 2012 LTIP awards. The amounts recognized during the year ended December 31,

2016 assumes that performance objectives between less than threshold and up to maximum are attained for the 2015 LTIP and 2014 LTIP plans. If the Company ultimately attains these performance objectives, the associated total compensation, estimated at December 31, 2016, for each of the three-year performance periods is expected to be approximately $10.3 million and $9.5 million related to the 2015 and 2014 LTIP awards of restricted stock units, respectively.

Based on the Company’s achievement relative to the 2013 LTIP’s performance-based measures, and based on the continued employment with the Company by those participants who received a payment in connection with the 2013 LTIP relative to the 2013 LTIP’s time-based measures, during the first quarter of 2016, the Compensation Committee approved payment of the 2013 LTIP. This was the first payment of an LTIP since our LTIPs were modified in 2013 to include time-based and performance-based measures. As such, the Compensation Committee elected to pay the time-based portion of the LTIP awards in cash at the award value and the performance-based portion of the LTIP awards in shares of our common stock. The payout of the 2013 LTIP was during the first quarter of 2016 and totaled $3.8 million (resulting in delivery of 132,843 net shares of our common stock to eligible participants in the 2013 LTIP).